Guarantees (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Guarantor Obligations [Line Items]
Surety bonds outstanding	$ 53.1	$ 50.0
Letters of credit outstanding	121.0	137.7
Cash securing letters of credit	36.3	70.7
Letters of credit as collateral	2.0	5.0
Outstanding bank guarantees	51.4	51.8
Cash collateral of bank guarantees	$ 13.7	$ 4.6